                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24F-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and Address of issuer:

    Alliance Institutional Funds, Inc.
    1345 Avenue of the Americas
    New York, NY  10105

2.  The name of each series or class of securities
    for which this Form is filed (If the Form is
    being filed for all series and classes of
    securities of the issuer, check the box but do
    not list series or classes):                              /X/

3.  Investment Company Act File Number:

    811-08403

    Securities Act File Number:

    333-37177

4(a).       Last day of fiscal year for which this
            Form is filed:

            October 31, 2000

4(b). /  /  Check box if this Form is being filed
            late (i.e., more than 90 calendar days
            after the end of the issuer's fiscal
            year).  (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). /  /  Check box if this is the last time the
            issuer will be filing this Form.





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5.    Calculation of registration fee:

                     Alliance       Alliance      Alliance      Alliance     Alliance      TOTAL
                     Premier        Quasar        Real          Special      International
                     Growth         Institutional Estate        Equity       Premier
                     Institutional  Fund          Investment    Instutional  Growth
                     Fund                         Institutional Fund         institutional
                                                  Fund                       Fund

(i)    Aggregate
       sale price of
       securities
       sold during
       the fiscal
       year pursuant
       to section
       24(f):         $320,295,136   $15,891,799   $4,668,859   $36,002,291   $1,031,311   $377,889,396
                      ------------   -----------   ----------   -----------   ----------   ============

(ii)   Aggregate
       price of
       securities
       redeemed or
       repurchased
       during the
       fiscal year:    $96,828,987   $42,087,760   $4,675,581   $64,712,716       $2,625   $208,307,669
                      ------------   -----------   ----------   -----------   ----------   ============

(iii)  Aggregate
       price of
       securities
       redeemed or
       repurchased
       during any
       prior fiscal
       year ending
       no earlier
       than October
       11, 1995 that
       were not
       previously
       used to
       reduce
       registration
       fees payable
       to the
       Commission:             $ 0           $ 0          $ 0           $ 0          $ 0            $ 0
                      ------------   -----------   ----------   -----------   ----------   ============


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(iv)   Total
       available
       redemption
       credits [add
       Items 5(ii)
       and 5(iii)]:    $96,828,987   $42,087,760   $4,675,581   $64,712,716       $2,625   $208,307,669
                      ------------   -----------   ----------   -----------   ----------   ============

(v)    Net sales -
       if Item 5(i)
       is greater
       than Item
       5(iv)
       [subtract
       Item 5(iv)
       from 5(i)]:    $223,466,149  $-26,195,961      $-6,722  $-28,710,425   $1,028,686   $169,581,727
                      ------------   -----------   ----------   -----------   ----------   ============




































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(vi)   Redemption
       credits
       available for
       use in future
       years - if
       Item 5(i) is
       less than
       Item 5(iv)
       [subtract
       Item 5(iv)
       from Item
       5(i)]:                                                                                       $ 0
                                                                                           ============

(vii)  Multiplier
       for
       determining
       registration
       fee (See
       Instruction
       C.9):                                                                                   X$.00025
                                                                                           ============

(viii) Registration
       fee due
       [multiply
       Item 5(v) by
       Item 5(vii)]
       (enter "0" if
       no fee is
       due):                                                                                 $42,395.43
                                                                                           ============

6.    Prepaid Shares

      If the response to item 5(i) was determined
      by deducting an amount of securities that
      were registered under the Securities Act of
      1933 pursuant to rule 24e-2 as in effect
      before October 11, 1997, then report the
      amount of securities (number of shares or
      other units) deducted here:                             N/A

      If there is a number of shares or other
      units that were registered pursuant to rule
      24e-2 remaining unsold at the end of the
      fiscal year for which this form is filed
      that are available for use by the issuer in
      future fiscal years, then state that number
      here:                                                   N/A


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7.    Interest due - if this Form is being filed
      more than 90 days after the end of the
      issuer's fiscal year (see Instruction D):               N/A

8.    Total of the amount of the registration fee
      due plus any interest due [line 5(viii)plus
      line 7]:                                        =$42,395.43

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

      January 26, 20001

      Method of Delivery:

            / X /  Wire Transfer
            /  /  Mail or other means



































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                           Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Domenick Pugliese
                             _________________________
                             Assistant Secretary

Date   January 26, 2001
     ______________________

*Please print the name and title of the signing officer below the signature.





































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00250237.AR9